Vessels, Net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Water ballast treatment installation cost		$ 560
Estimated useful life of vessels, description	Company’s intentions of future use of such vessel and was increased by 3 additional years up to each vessel’s next drydocking
Aegean Express [Member]
Property, Plant and Equipment, Vehicles, Useful Life	25 years
Diamantis P. [Member]
Property, Plant and Equipment, Vehicles, Useful Life	25 years
Joanna [Member]
Property, Plant and Equipment, Vehicles, Useful Life	25 years